CONVERTIBLE NOTES (Tables)	12 Months Ended
Dec. 31, 2024
CONVERTIBLE NOTES
Schedule Of Convertible Notes
	December 31,	December 31,
Lender	2024	2023
Lifschultz Enterprise Company LLC	$214,375	$208,232
Totals	214,375	208,232
Current portion	-	-
Non-current portion	$214,375	$208,232